Balance Sheet - USD ($)	Sep. 30, 2021	Jan. 22, 2021		Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 21,307,000			$ 4,789,000	$ 6,406,000
Marketable securities	13,755,000			17,666,000	25,305,000
Member advances, net of allowance for unrecoverable advances of $12,580 and $9,355 as of December 31, 2020 and 2019, respectively	44,868,000			38,744,000	29,042,000
Prepaid income taxes	2,701,000			4,008,000	0
Restricted cash, current	0			83,000	0
Prepaid expenses and other current assets	3,478,000			4,062,000	1,462,000
Deferred issuance costs	3,469,000			0
Total Current Assets	89,578,000			69,352,000	62,215,000
Property and equipment, net	636,000			516,000	421,000
Lease right-of-use assets (related party of $1,184 and $1,379 as of December 31, 2020 and 2019, respectively)	3,169,000			1,378,000	1,759,000
Intangible assets, net	6,504,000			4,505,000	2,090,000
Derivative asset on loans to stockholders	33,505,000			457,000	457,000
Debt facility commitment fee, long-term	145,000			0
Restricted cash, net of current portion	319,000			197,000	146,000
Total Assets	133,856,000			76,405,000	67,088,000
Current Liabilities
Accounts payable	14,577,000			8,492,000	6,502,000
Accrued expenses	9,836,000			5,324,000	1,890,000
Line of credit	0			3,910,000	0
Lease liabilities, short-term (related party of $205 and $171 as of December 31, 2020 and 2019, respectively)	1,898,000			400,000	369,000
Income taxes payable				0	508,000
Legal settlement accrual	3,201,000			3,201,000	0
Note payable	14,608,000			0
Other current liabilities	777,000			2,853,000	306,000
Total Current Liabilities	44,897,000			24,180,000	9,575,000
Lease liabilities, long-term (related party of $1,065 and $1,270 as of December 31, 2020 and 2019, respectively)	1,484,000			1,088,000	1,488,000
Long-term debt facility	30,000,000			0
Convertible debt, long-term	695,000			695,000	695,000
Interest payable, convertible notes	22,000			13,000	1,000
Warrant Liabilities	3,586,000			0
Other non-current liabilities	545,000			585,000	37,000
Total Liabilities	81,229,000			26,561,000	11,796,000
Commitments
Temporary Equity [Abstract]
Convertible preferred stock, par value per share	72,173,000			72,173,000	72,173,000
Stockholders' Deficit
Common Stock	100			100	100
Treasury stock	(5,000)			(154,000)	(154,000)
Additional paid-in capital	13,285,000			5,493,000	3,712,000
Loans to stockholders	(15,121,000)			(14,764,000)	(14,492,000)
Accumulated deficit	(17,705,000)			(12,904,000)	(5,947,000)
Total Stockholders' Deficit	(19,546,000)			(22,329,000)	(16,881,000)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	133,856,000			76,405,000	67,088,000
VPC Impact Acquisition Holdings III, Inc [Member]
Current Assets
Cash	119,603	$ 0
Prepaid expenses	917,988
Deferred issuance costs		100,000
Total Current Assets	1,037,591
Investments held in Trust Account	253,782,146
Total Assets	254,819,737	100,000
Current Liabilities
Accrued expenses	2,268,718	604
Accrued offering costs		75,000
Total Current Liabilities	2,268,718	75,604
Warrant Liabilities	21,811,105
Deferred underwriting fee payable	8,881,809
Total Liabilities	32,961,632
Commitments
Class A common stock subject to possible redemption 25,376,598 shares at redemption value of $10.00 per share	253,765,980
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital		24,353
Accumulated deficit	(31,908,509)	(604)
Total Stockholders' Deficit	(31,907,875)	24,396
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	254,819,737	100,000
Class A [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Current Liabilities
Class A common stock subject to possible redemption 25,376,598 shares at redemption value of $10.00 per share	253,765,980
Stockholders' Deficit
Common Stock	0	0
Class B [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Stockholders' Deficit
Common Stock	634	$ 647	[1]
Series A Convertible Preferred Stock [Member]
Temporary Equity [Abstract]
Convertible preferred stock, par value per share	9,881,000			9,881,000	9,881,000
Series B One Convertible Preferred Stock [Member]
Temporary Equity [Abstract]
Convertible preferred stock, par value per share	49,675,000			49,675,000	49,675,000
Series B Two Convertible Preferred Stock [Member]
Temporary Equity [Abstract]
Convertible preferred stock, par value per share	$ 12,617,000			$ 12,617,000	$ 12,617,000

[1]	Includes up to 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6)